Report of Independent Registered
Public Accounting Firm

To the Members and
Board of Managers of Man FRM
Alternative Multi-Strategy Fund LLC
In planning and performing our audit of
the consolidated financial statements of
Man FRM Alternative Multi-Strategy
Fund LLC (the  Company ) as of and for
the year ended March 31, 2020, in
accordance with the standards of the
Public Company Accounting Oversight
Board (United States), we considered
the Company s internal control over
financial reporting, including controls
over safeguarding securities, as a basis
for designing our auditing procedures for
the purpose of expressing our opinion
on the financial statements and to
comply with the requirements of Form
N-CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Company s internal
control over financial reporting.
Accordingly, we express no such
opinion.
The management of the Company is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this
responsibility, estimates and judgments
by management are required to assess
the expected benefits and related costs
of controls. A company s internal control
over financial reporting is a process
designed to provide reasonable
assurance regarding the reliability of
financial reporting and the preparation of
financial statements for external
purposes in accordance with U.S.
generally accepted accounting
principles. A company s internal control
over financial reporting includes those
policies and procedures that (1) pertain
to the maintenance of records that, in
reasonable detail, accurately and fairly
reflect the transactions and dispositions
of the assets of the company; (2)
provide reasonable assurance that
transactions are recorded as necessary
to permit preparation of financial
statements in accordance with U.S.
generally accepted accounting
principles, and that receipts and
expenditures of the company are being
made only in accordance with
authorizations of management and
directors of the company; and (3)
provide reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use or
disposition of a company s assets that
could have a material effect on the
financial statements.
Because of its inherent limitations,
internal control over financial reporting
may not prevent or detect
misstatements. Also, projections of any
evaluation of effectiveness to future
periods are subject to the risk that
controls may become inadequate
because of changes in conditions, or
that the degree of compliance with the
policies or procedures may deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not
allow management or employees, in the
normal course of performing their
assigned functions, to prevent or detect
misstatements on a timely basis. A
material weakness is a deficiency, or a
combination of deficiencies, in internal
control over financial reporting, such
that there is a reasonable possibility that
a material misstatement of the company
s annual or interim financial statements
will not be prevented or detected on a
timely basis.
Our consideration of the Company s
internal control over financial reporting
was for the limited purpose described in
the first paragraph and would not
necessarily disclose all deficiencies in
internal control that might be material
weaknesses under standards
established by the Public Company
Accounting Oversight Board (United
States). However, we noted no
deficiencies in the Company s internal
control over financial reporting and its
operation, including controls over
safeguarding securities, that we
consider to be a material weakness as
defined above of March 31, 2020.
This report is intended solely for the
information and use of management and
the Board of Managers of Man FRM
Alternative Multi-Strategy Fund LLC and
the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone other
than these specified parties.
/s/ Ernst & Young LLP

New York, New York
May 29, 2020